Provision in Lieu of Income Taxes (Components of Income Tax Provisions (Benefits)) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision in Lieu of Income Taxes [Abstract]
Current: U.S. federal					$ 24	$ 88	$ 136
Current: State					32	29	27
Deferred: U.S. federal					153	69	39
Amortization of investment tax credits					(1)	(1)	(1)
Total reported in operating expenses	$ 80	$ 72	$ 174	$ 172	208	185	201
U.S. federal					(4)		(13)
Deferred federal					2	(8)	3
Total reported in other income and deductions					(2)	(8)	(10)
Total provision in lieu of income taxes	$ 80	$ 72	$ 173	$ 171	$ 206	$ 177	$ 191